The Company and Basis of Presentation - Additional Information (Detail) $ / shares in Units, $ in Thousands			9 Months Ended		12 Months Ended
	Jul. 21, 2020 USD ($) $ / shares shares	Jul. 10, 2020	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net loss and net comprehensive loss					$ 18,302
Accumulated deficit					150,300	$ 131,998	$ 108,661	$ 108,710
Gross proceeds of sale and issuance of convertible preferred shares					$ 94,794
Reverse stock split ratio		0.50
Offering costs, underwriting discounts and commissions			$ 0	$ 0
Convertible Preferred Stock
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of convertible preferred stock converted (in shares) | shares	50,462,272
IPO
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares sold (in shares) | shares	9,315,000
Shares offering price (in dollars per share) | $ / shares	$ 22.00
Net proceeds after deducting offering costs, underwriting discounts and commissions	$ 187,900
Offering costs, underwriting discounts and commissions	$ 17,000
Underwriters' Option
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number of shares sold (in shares) | shares	1,215,000